Shareholders' Equity - Share Purchase Warrants and Deferred share unit plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) EquityInstruments shares	Dec. 31, 2023 USD ($) EquityInstruments shares
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year | shares	102,104
Number of other equity instruments outstanding in share-based payment arrangement at end of year | shares	111,359	102,104
DSU plan
Share-Based Compensation Expenses
Number of other equity instruments outstanding in share-based payment arrangement at beginning of year	119,429	110,128
Granted	13,975	11,816
Settled	(38,568)	(2,515)
Number of other equity instruments outstanding in share-based payment arrangement at end of year	94,836	119,429
DSU liability | $	$ 11.1	$ 13.3